MARSHALL FUNDS, INC.

Marshall Large-Cap Value Fund

Marshall Large-Cap Growth Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Emerging Markets Equity Fund

Marshall Short-Term Income Fund

Marshall Short-Intermediate Bond Fund

Marshall Government Income Fund

Marshall Corporate Income Fund

Marshall Aggregate Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 12, 2010 to:

Advisor Class (Class A) Prospectus for the Funds and Summary Prospectus

for each Fund dated December 29, 2009 (as revised)

Effective November 12, 2010 Class A shares of each Fund are no longer offered for sale. The Board of Directors of Marshall Funds, Inc. approved the reorganization and conversion of Class A shares of each Fund into Class Y shares of the same Fund to take effect on November 30, 2010. Any outstanding Class A shares of the Funds on November 30, 2010 will be automatically converted into Class Y shares of the same Fund, and any applicable redemption fees will be waived. Prior to November 30, 2010, shareholders of Class A shares of the Funds may redeem their shares and any applicable redemption fee will be waived. In addition, because the conversion is between classes of the same Fund, this will not be treated as a taxable event for federal income tax purposes.

Thank you for your investment in the Marshall Funds. If you have any questions regarding the Marshall Funds, please contact Marshall Investor Services at 1-800-236-3863 (Investor Class and Institutional Class) or 1-800-580-3863 (Advisor Class).

This supplement should be retained with your Prospectus for future reference.

MARSHALL FUNDS, INC.

Marshall Large-Cap Value Fund

Marshall Large-Cap Growth Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Emerging Markets Equity Fund

Marshall Short-Term Income Fund

Marshall Short-Intermediate Bond Fund

Marshall Government Income Fund

Marshall Corporate Income Fund

Marshall Aggregate Bond Fund

(the “Funds”)

Supplement dated November 12, 2010 to:

Statement of Additional Information dated December 29, 2009 for the Funds (as revised)

Effective November 12, 2010 Class A shares of each Fund are no longer offered for sale. The Board of Directors of Marshall Funds, Inc. approved the reorganization and conversion of Class A shares of each Fund into Class Y shares of the same Fund to take effect on November 30, 2010. Any outstanding Class A shares of the Funds on November 30, 2010 will be automatically converted into Class Y shares of the same Fund, and any applicable redemption fees will be waived. Prior to November 30, 2010, shareholders of Class A shares of the Funds may redeem their shares and any applicable redemption fee will be waived. In addition, because the conversion is between classes of the same Fund, this will not be treated as a taxable event for federal income tax purposes.